Schedule of Revenue by Major Customers by Reporting Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 542,367	$ 886,434	$ 943,917
Customer Concentration Risk [Member] | Revenue Benchmark | Minimum
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark | Maximum
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark | Shell
Segment Reporting Information [Line Items]
Total revenues	$ 60,800
Concentration Risk, Percentage	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark | Vitol
Segment Reporting Information [Line Items]
Total revenues	$ 55,500
Concentration Risk, Percentage	10.00%